Trade and Notes Payable (Tables)	12 Months Ended
Dec. 31, 2022
Trade and Notes Payable
Schedule of trade and notes payable

	As of December 31,
	2021	2022
Trade payable for raw materials	7,089,370	15,410,150
Notes payable	2,286,680	4,614,179
Total	9,376,050	20,024,329

Schedule of maturity of trade and notes payable

	As of December 31,
	2021	2022
Within 3 months	7,539,833	19,806,395
Between 3 months and 6 months	1,639,286	124,122
Between 6 months and 1 year	161,913	31,051
More than 1 year	35,018	62,761
Total	9,376,050	20,024,329